Share-based payments, 2022 Long-Term Incentive Plan Restricted Stock Units (Details)	12 Months Ended
Jun. 30, 2023 Tranche $ / shares shares
Share-based payment [Abstract]
Number of tranches	3
2022 Long-Term Incentive Plan Restricted Stock Units [Member]
Share-based payment [Abstract]
Percentage of grants vested	50.00%
Vesting period	3 years 3 months
Percentage of remaining grants vested	50.00%
Remaining vesting period	4 years 3 months
Percentage of vesting based on continued service	80.00%
Percentage of vesting based on total shareholder return	20.00%
Volume weighted average market price (in dollars per share) | $ / shares	$ 28
Number of trading days	10 days
Number of consecutive trading days	15 days
Number of tranches	2
2022 Long-Term Incentive Plan Restricted Stock Units [Member] | Tranche One [Member]
Share-based payment [Abstract]
Vesting period	3 years
2022 Long-Term Incentive Plan Restricted Stock Units [Member] | Tranche Two [Member]
Share-based payment [Abstract]
Vesting period	4 years
Daniel Roberts [Member] | 2022 Long-Term Incentive Plan Restricted Stock Units [Member]
Share-based payment [Abstract]
Number of RSUs granted (in shares)	305,630
Number of tranches	3
Number of RSUs vested (in shares)	713,166
William Roberts [Member] | 2022 Long-Term Incentive Plan Restricted Stock Units [Member]
Share-based payment [Abstract]
Number of RSUs granted (in shares)	305,630
Number of tranches	3
Number of RSUs vested (in shares)	713,166
Non-Executive Director [Member] | 2022 Long-Term Incentive Plan Restricted Stock Units [Member]
Share-based payment [Abstract]
Vesting period	10 days
Number of RSUs vested (in shares)	108,559
Key Management Personnel [Member] | 2022 Long-Term Incentive Plan Restricted Stock Units [Member]
Share-based payment [Abstract]
Number of RSUs issued (in shares) | shares	1,594,215
Key Management Personnel [Member] | Daniel Roberts [Member] | 2022 Long-Term Incentive Plan Restricted Stock Units [Member]
Share-based payment [Abstract]
Number of RSUs issued (in shares) | shares	229,223
Key Management Personnel [Member] | William Roberts [Member] | 2022 Long-Term Incentive Plan Restricted Stock Units [Member]
Share-based payment [Abstract]
Number of RSUs issued (in shares) | shares	229,223